NEOS S&P 500® High Income ETF
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 98.3% (a)	Shares	Value
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (b)	982	$358,401
General Dynamics Corp.	8,128	2,433,198
Howmet Aerospace, Inc.	15,370	1,485,664
Huntington Ingalls Industries, Inc.	554	156,655
L3Harris Technologies, Inc.	7,612	1,801,532
Lockheed Martin Corp.	8,046	4,570,933
Northrop Grumman Corp.	4,462	2,334,563
RTX Corp.	62,245	7,677,298
Textron, Inc.	7,702	702,422
The Boeing Co. (b)	22,580	3,923,049
TransDigm Group, Inc.	771	1,058,745
		26,502,460

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	975	100,922
Expeditors International of Washington, Inc.	4,513	556,949
FedEx Corp.	8,172	2,441,549
United Parcel Service, Inc. - Class B	29,921	3,846,345
		6,945,765

Automobile Components - 0.1%
Aptiv PLC (b)	8,173	584,615
BorgWarner, Inc.	8,172	278,420
		863,035

Automobiles - 1.5%
Ford Motor Co.	171,634	1,920,585
General Motors Co.	58,871	2,930,598
Tesla, Inc. (b)	109,324	23,407,362
		28,258,545

Banks - 3.6%
Bank of America Corp.	302,077	12,309,638
Citigroup, Inc.	83,796	5,248,981
Citizens Financial Group, Inc.	18,930	814,937
Fifth Third Bancorp	29,362	1,253,464
Huntington Bancshares, Inc.	62,424	934,487
JPMorgan Chase & Co.	114,278	25,689,694
KeyCorp	40,356	688,473
M&T Bank Corp.	4,573	787,059
Regions Financial Corp.	40,264	942,983
The PNC Financial Services Group, Inc.	15,372	2,845,204
Truist Financial Corp.	58,336	2,593,619
U.S. Bancorp	65,761	3,105,892
Wells Fargo & Co.	159,947	9,352,101
		66,566,532

Beverages - 1.5%
Brown-Forman Corp. - Class B	4,573	208,483
Constellation Brands, Inc. - Class A	4,572	1,100,526
Keurig Dr. Pepper, Inc.	40,565	1,485,085
Molson Coors Beverage Co. - Class B	4,573	246,805
Monster Beverage Corp. (b)	30,165	1,421,676
PepsiCo, Inc.	58,894	10,181,595
The Coca-Cola Co.	170,561	12,360,556
		27,004,726

Biotechnology - 2.1%
AbbVie, Inc.	76,793	15,075,234
Amgen, Inc.	22,362	7,465,106
Biogen, Inc. (b)	4,505	922,444
Gilead Sciences, Inc.	54,584	4,312,136
Incyte Corp. (b)	4,573	300,263
Moderna, Inc. (b)	11,770	910,998
Regeneron Pharmaceuticals, Inc. (b)	3,962	4,693,742
Vertex Pharmaceuticals, Inc. (b)	11,040	5,474,626
		39,154,549

Broadline Retail - 3.6%
Amazon.com, Inc. (b)	365,217	65,191,234
eBay, Inc.	22,136	1,308,238
Etsy, Inc. (b)	975	53,713
		66,553,185

Building Products - 0.5%
A.O. Smith Corp. – Class A	975	81,627
Allegion PLC	973	135,092
Builders FirstSource, Inc. (b)	4,204	731,496
Carrier Global Corp.	36,504	2,656,761
Johnson Controls International PLC	29,385	2,140,697
Masco Corp.	8,095	644,038
Trane Technologies PLC	8,139	2,943,551
		9,333,262

Capital Markets - 2.9%
Ameriprise Financial, Inc.	3,892	1,749,221
BlackRock, Inc.	4,430	3,995,018
Blackstone, Inc.	29,703	4,228,519
Cboe Global Markets, Inc.	3,944	810,098
CME Group, Inc. - Class A	14,945	3,224,234
FactSet Research Systems, Inc.	530	224,105
Franklin Resources, Inc.	11,372	230,169
Intercontinental Exchange, Inc.	22,875	3,695,456
Invesco Ltd.	18,665	318,985
KKR & Co., Inc.	23,978	2,967,757
MarketAxess Holdings, Inc.	527	127,740
Moody's Corp.	4,572	2,229,947
Morgan Stanley	54,866	5,684,666
MSCI, Inc.	973	564,914
Nasdaq, Inc.	14,666	1,057,125
Northern Trust Corp.	7,849	715,907
Raymond James Financial, Inc.	7,585	906,938
S&P Global, Inc.	11,777	6,044,428
State Street Corp.	11,753	1,023,686
T. Rowe Price Group, Inc.	8,078	856,591
The Bank of New York Mellon Corp.	33,071	2,256,104
The Charles Schwab Corp.	62,936	4,097,134
The Goldman Sachs Group, Inc.	11,767	6,004,112
		53,012,854

Chemicals - 1.4%
Air Products and Chemicals, Inc.	8,068	2,249,762
Albemarle Corp.	4,106	370,566
Celanese Corp.	974	127,204
CF Industries Holdings, Inc.	4,574	380,054
Corteva, Inc.	29,679	1,700,607
Dow, Inc.	29,651	1,588,701
DuPont de Nemours, Inc.	18,396	1,549,863
Eastman Chemical Co.	975	99,811
Ecolab, Inc.	8,172	2,068,987
FMC Corp.	975	62,965
International Flavors & Fragrances, Inc.	8,173	849,910
Linde PLC	19,183	9,174,270
LyondellBasell Industries NV - Class A	8,172	806,576
PPG Industries, Inc.	8,172	1,060,153
The Mosaic Co.	12,014	343,240
The Sherwin-Williams Co.	8,172	3,018,492
		25,451,161

Commercial Services & Supplies - 0.6%
Cintas Corp.	3,694	2,974,113
Copart, Inc. (b)	36,997	1,959,361
Republic Services, Inc.	7,809	1,625,912
Rollins, Inc.	8,172	410,071
Veralto Corp.	8,022	901,914
Waste Management, Inc.	15,028	3,186,537
		11,057,908

Communications Equipment - 0.8%
Arista Networks, Inc. (b)	8,172	2,887,821
Cisco Systems, Inc.	177,833	8,987,680
F5, Inc. (b)	833	169,224
Juniper Networks, Inc.	11,772	457,695
Motorola Solutions, Inc.	4,573	2,021,449
		14,523,869

Construction & Engineering - 0.1%
Quanta Services, Inc.	4,508	1,240,286

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	862	460,446
Vulcan Materials Co.	4,335	1,062,985
		1,523,431

Consumer Finance - 0.6%
American Express Co.	22,909	5,925,413
Capital One Financial Corp.	15,235	2,238,478
Discover Financial Services	10,939	1,517,349
Synchrony Financial	18,182	913,827
		10,595,067

Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	18,590	16,589,344
Dollar General Corp.	8,030	666,249
Dollar Tree, Inc. (b)	7,879	665,697
Sysco Corp.	21,919	1,709,024
Target Corp.	18,871	2,898,963
The Kroger Co.	26,586	1,414,641
Walgreens Boots Alliance, Inc.	29,922	276,779
Walmart, Inc.	186,249	14,384,010
		38,604,707

Containers & Packaging - 0.2%
Amcor PLC	62,368	713,490
Avery Dennison Corp.	972	215,638
Ball Corp.	11,772	751,171
International Paper Co.	14,751	714,244
Packaging Corp. of America	973	203,883
Smurfit WestRock PLC	8,127	385,382
		2,983,808

Distributors - 0.1%
Genuine Parts Co.	4,441	636,218
LKQ Corp.	8,172	339,873
Pool Corp.	537	188,820
		1,164,911

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	312,631	6,221,357
Verizon Communications, Inc.	184,534	7,709,830
		13,931,187

Electric Utilities - 1.7%
Alliant Energy Corp.	8,172	476,183
American Electric Power Co., Inc.	22,237	2,229,926
Constellation Energy Corp.	11,772	2,315,552
Duke Energy Corp.	33,108	3,772,657
Edison International	15,281	1,329,906
Entergy Corp.	7,919	955,744
Evergy, Inc.	8,172	483,292
Eversource Energy	14,808	999,984
Exelon Corp.	43,670	1,663,390
FirstEnergy Corp.	22,095	970,412
NextEra Energy, Inc.	88,214	7,102,109
NRG Energy, Inc.	8,113	689,686
PG&E Corp.	91,888	1,810,194
Pinnacle West Capital Corp.	974	85,245
PPL Corp.	30,173	962,820
The Southern Co.	47,492	4,103,309
Xcel Energy, Inc.	22,571	1,382,022
		31,332,431

Electrical Equipment - 0.7%
AMETEK, Inc.	8,172	1,397,821
Eaton Corp. PLC	15,371	4,717,821
Emerson Electric Co.	22,843	2,407,424
GE Vernova, Inc. (b)	11,327	2,276,727
Generac Holdings, Inc. (b)	858	134,303
Hubbell, Inc.	745	297,940
Rockwell Automation, Inc.	4,081	1,110,154
		12,342,190

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. - Class A	51,406	3,467,335
CDW Corp.	4,356	982,888
Corning, Inc.	33,034	1,382,473
Jabil, Inc.	4,259	465,423
Keysight Technologies, Inc. (b)	4,573	704,791
TE Connectivity Ltd.	11,773	1,808,333
Teledyne Technologies, Inc. (b)	656	283,917
Trimble, Inc. (b)	10,913	618,658
Zebra Technologies Corp. - Class A (b)	712	245,910
		9,959,728

Energy Equipment & Services - 0.3%
Baker Hughes Co.	43,872	1,542,978
Halliburton Co.	36,968	1,149,335
Schlumberger NV	62,152	2,734,067
		5,426,380

Entertainment - 1.3%
Electronic Arts, Inc.	8,173	1,240,825
Live Nation Entertainment, Inc. (b)	4,451	434,729
Netflix, Inc. (b)	18,520	12,989,002
Take-Two Interactive Software, Inc. (b)	4,572	739,338
The Walt Disney Co.	80,038	7,233,834
Warner Bros. Discovery, Inc. (b)	95,446	748,297
		23,386,025

Financial Services - 4.3%
Berkshire Hathaway, Inc. - Class B (b)	71,777	34,160,110
Corpay, Inc. (b)	972	306,714
Fidelity National Information Services, Inc.	25,617	2,112,122
Fiserv, Inc. (b)	25,735	4,493,331
Global Payments, Inc.	11,073	1,229,214
Jack Henry & Associates, Inc.	972	168,185
Mastercard, Inc. - Class A	32,645	15,778,634
PayPal Holdings, Inc. (b)	47,259	3,422,969
Visa, Inc. - Class A	62,226	17,197,400
		78,868,679

Food Products - 0.7%
Archer-Daniels-Midland Co.	22,331	1,361,968
Bunge Global SA	4,515	457,731
Campbell Soup Co.	4,574	227,419
Conagra Brands, Inc.	18,971	591,895
General Mills, Inc.	25,457	1,840,287
Hormel Foods Corp.	11,480	373,674
Kellanova	8,172	658,745
Lamb Weston Holdings, Inc.	4,501	278,702
McCormick & Co., Inc.	8,172	654,005
Mondelez International, Inc. - Class A	58,646	4,211,369
The Hershey Co.	4,571	882,477
The J.M. Smucker Co.	974	111,698
The Kraft Heinz Co.	33,451	1,185,169
Tyson Foods, Inc. - Class A	11,428	734,935
		13,570,074

Gas Utilities - 0.0%(c)
Atmos Energy Corp.	4,564	596,697

Ground Transportation - 1.1%
CSX Corp.	84,680	2,901,983
J.B. Hunt Transport Services, Inc.	973	168,524
Norfolk Southern Corp.	8,125	2,081,300
Old Dominion Freight Line, Inc.	7,470	1,440,216
Uber Technologies, Inc. (b)	88,282	6,456,063
Union Pacific Corp.	25,909	6,635,036
		19,683,122

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	73,839	8,363,744
Align Technology, Inc. (b)	972	230,578
Baxter International, Inc.	21,969	833,504
Becton Dickinson and Co.	11,495	2,786,503
Boston Scientific Corp. (b)	62,620	5,121,690
Dexcom, Inc. (b)	15,292	1,060,347
Edwards Lifesciences Corp. (b)	25,814	1,805,947
GE HealthCare Technologies, Inc.	15,370	1,303,683
Hologic, Inc. (b)	8,172	663,893
IDEXX Laboratories, Inc. (b)	1,161	558,824
Insulet Corp. (b)	972	197,092
Intuitive Surgical, Inc. (b)	14,842	7,311,615
Medtronic PLC	58,292	5,163,505
ResMed, Inc.	4,537	1,111,656
Solventum Corp. (b)	4,859	311,511
STERIS PLC	3,867	932,334
Stryker Corp.	14,632	5,273,665
Teleflex, Inc.	654	160,341
The Cooper Cos., Inc. (b)	4,751	502,323
Zimmer Biomet Holdings, Inc.	7,878	909,594
		44,602,349

Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	8,172	921,148
Cencora, Inc.	4,572	1,095,314
Centene Corp. (b)	22,329	1,760,195
CVS Health Corp.	55,146	3,156,557
DaVita, Inc. (b)	4	604
Elevance Health, Inc.	8,172	4,550,905
HCA Healthcare, Inc.	7,729	3,057,515
Henry Schein, Inc. (b)	975	68,786
Humana, Inc.	4,192	1,485,938
Labcorp Holdings, Inc.	973	223,683
McKesson Corp.	4,340	2,435,087
Molina Healthcare, Inc. (b)	809	282,980
Quest Diagnostics, Inc.	974	152,889
The Cigna Group	11,532	4,172,393
UnitedHealth Group, Inc.	36,314	21,432,523
Universal Health Services, Inc. - Class B	847	201,561
		44,998,078

Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. - Class A (b)	18,477	2,167,537
Booking Holdings, Inc.	488	1,907,704
Caesars Entertainment, Inc. (b)	7,957	299,501
Carnival Corp. (b)	43,832	723,228
Chipotle Mexican Grill, Inc. (b)	22,554	1,264,828
Darden Restaurants, Inc.	4,159	657,746
Domino's Pizza, Inc.	487	201,720
Expedia Group, Inc. - Class A (b)	4,340	603,651
Hilton Worldwide Holdings, Inc.	11,021	2,420,652
Las Vegas Sands Corp.	11,773	459,029
Marriott International, Inc. - Class A	8,409	1,973,508
McDonald's Corp.	29,956	8,647,099
MGM Resorts International (b)	11,245	422,700
Norwegian Cruise Line Holdings Ltd. (b)	18,359	328,443
Royal Caribbean Cruises Ltd. (b)	8,172	1,345,275
Starbucks Corp.	48,157	4,554,208
Wynn Resorts Ltd.	974	74,881
Yum! Brands, Inc.	11,357	1,532,286
		29,583,996

Household Durables - 0.3%
D.R. Horton, Inc.	11,646	2,198,299
Garmin Ltd.	4,572	838,002
Lennar Corp. - Class A	8,172	1,487,794
Mohawk Industries, Inc. (b)	4	620
NVR, Inc. (b)	41	376,071
PulteGroup, Inc.	7,972	1,049,514
		5,950,300

Household Products - 1.3%
Church & Dwight Co., Inc.	8,172	832,563
Colgate-Palmolive Co.	33,827	3,602,576
Kimberly-Clark Corp.	11,773	1,703,082
The Clorox Co.	4,210	666,485
The Procter & Gamble Co.	102,399	17,565,525
		24,370,231

Independent Power and Renewable Electricity Producers - 0.0%(c)
The AES Corp.	29,211	500,384

Industrial Conglomerates - 0.9%
3M Co.	22,571	3,040,088
General Electric Co.	47,395	8,276,115
Honeywell International, Inc.	26,586	5,527,495
		16,843,698

Insurance - 2.2%
Aflac, Inc.	22,311	2,462,242
American International Group, Inc.	29,629	2,282,914
Aon PLC - Class A	7,764	2,668,642
Arch Capital Group Ltd. (b)	15,135	1,711,617
Arthur J Gallagher & Co.	7,975	2,333,246
Assurant, Inc.	731	143,532
Brown & Brown, Inc.	8,172	859,122
Chubb Ltd.	15,372	4,368,415
Cincinnati Financial Corp.	4,572	626,501
Everest Group Ltd.	605	237,305
Globe Life, Inc.	973	102,214
Loews Corp.	4,574	374,794
Marsh & McLennan Companies, Inc.	19,286	4,387,758
MetLife, Inc.	26,044	2,017,889
Principal Financial Group, Inc.	8,032	653,965
Prudential Financial, Inc.	14,961	1,812,675
The Allstate Corp.	8,172	1,544,018
The Hartford Financial Services Group, Inc.	11,648	1,352,333
The Progressive Corp.	25,526	6,437,657
The Travelers Companies, Inc.	8,152	1,859,227
W.R. Berkley Corp.	11,706	698,848
Willis Towers Watson PLC	3,922	1,145,655
		40,080,569

Interactive Media & Services - 6.3%
Alphabet, Inc. - Class A	234,054	38,239,743
Alphabet, Inc. - Class C	195,713	32,314,173
Match Group, Inc. (b)	11,219	417,459
Meta Platforms, Inc. - Class A	87,468	45,597,943
		116,569,318

IT Services - 1.1%
Accenture PLC - Class A	26,151	8,942,334
Akamai Technologies, Inc. (b)	4,572	465,612
Cognizant Technology Solutions Corp. - Class A	21,877	1,701,374
EPAM Systems, Inc. (b)	805	161,612
Gartner, Inc. (b)	972	478,185
GoDaddy, Inc. - Class A (b)	5,450	912,385
International Business Machines Corp.	40,008	8,086,817
VeriSign, Inc. (b)	973	178,935
		20,927,254

Leisure Products - 0.0%(c)
Hasbro, Inc.	4,304	293,361

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	11,524	1,647,010
Bio-Rad Laboratories, Inc. - Class A (b)	291	98,160
Bio-Techne Corp.	4,572	338,282
Charles River Laboratories International, Inc. (b)	713	140,996
Danaher Corp.	26,568	7,155,028
IQVIA Holdings, Inc. (b)	7,512	1,889,644
Mettler-Toledo International, Inc. (b)	303	436,041
Revvity, Inc.	975	119,477
Thermo Fisher Scientific, Inc.	15,330	9,429,023
Waters Corp. (b)	826	286,085
West Pharmaceutical Services, Inc.	972	304,848
		21,844,594

Machinery - 1.6%
Caterpillar, Inc.	22,008	7,837,049
Cummins, Inc.	4,460	1,395,311
Deere & Co.	11,183	4,313,730
Dover Corp.	4,436	825,229
Fortive Corp.	14,833	1,103,575
IDEX Corp.	972	200,698
Illinois Tool Works, Inc.	11,269	2,853,085
Ingersoll Rand, Inc.	15,372	1,405,769
Nordson Corp.	756	193,959
Otis Worldwide Corp.	15,372	1,455,575
PACCAR, Inc.	22,193	2,134,523
Parker-Hannifin Corp.	4,275	2,565,855
Pentair PLC	4,572	405,491
Snap-on, Inc.	736	208,833
Stanley Black & Decker, Inc.	4,572	467,990
Westinghouse Air Brake Technologies Corp.	4,573	775,444
Xylem, Inc.	8,324	1,144,800
		29,286,916

Media - 0.6%
Charter Communications, Inc. - Class A (b)	3,890	1,351,931
Comcast Corp. - Class A	175,176	6,931,714
Fox Corp. - Class A	8,416	348,170
Fox Corp. - Class B	4,323	166,133
News Corp. - Class A	15,227	431,381
News Corp. - Class B	975	28,694
Omnicom Group, Inc.	4,574	459,367
Paramount Global - Class B	19,193	200,951
The Interpublic Group of Companies, Inc.	15,274	498,085
		10,416,426

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	62,193	2,753,906
Newmont Corp.	48,354	2,581,620
Nucor Corp.	8,392	1,274,829
Steel Dynamics, Inc.	4,579	547,236
		7,157,591

Multi-Utilities - 0.7%
Ameren Corp.	8,173	674,354
CenterPoint Energy, Inc.	26,170	714,441
CMS Energy Corp.	11,521	781,815
Consolidated Edison, Inc.	14,752	1,498,213
Dominion Energy, Inc.	36,542	2,042,698
DTE Energy Co.	7,852	981,657
NiSource, Inc.	15,372	508,199
Public Service Enterprise Group, Inc.	21,836	1,763,257
Sempra	26,168	2,150,486
WEC Energy Group, Inc.	11,772	1,095,149
		12,210,269

Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	11,743	334,558
Chevron Corp.	76,719	11,350,576
ConocoPhillips	51,402	5,849,034
Coterra Energy, Inc.	32,825	798,632
Devon Energy Corp.	26,334	1,179,236
Diamondback Energy, Inc.	4,573	892,238
EOG Resources, Inc.	25,578	3,294,958
EQT Corp.	15,369	515,015
Exxon Mobil Corp.	176,446	20,810,041
Hess Corp.	11,329	1,564,082
Kinder Morgan, Inc.	84,126	1,814,598
Marathon Oil Corp.	25,553	732,093
Marathon Petroleum Corp.	15,230	2,697,538
Occidental Petroleum Corp.	26,603	1,515,839
ONEOK, Inc.	25,538	2,358,690
Phillips 66	18,546	2,602,189
Targa Resources Corp.	8,082	1,187,246
The Williams Companies, Inc.	51,788	2,370,337
Valero Energy Corp.	14,680	2,153,996
		64,020,896

Passenger Airlines - 0.1%
American Airlines Group, Inc. (b)	26,464	281,048
Delta Air Lines, Inc.	26,336	1,119,017
Southwest Airlines Co.	25,665	742,232
United Airlines Holdings, Inc. (b)	12,012	529,008
		2,671,305

Personal Care Products - 0.1%
Kenvue, Inc.	73,681	1,617,298
The Estee Lauder Companies, Inc. - Class A	8,172	749,045
		2,366,343

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	87,977	4,394,451
Catalent, Inc. (b)	4,573	278,770
Eli Lilly & Co.	31,347	30,093,747
Johnson & Johnson	94,862	15,733,811
Merck & Co., Inc.	109,767	13,001,901
Pfizer, Inc.	247,548	7,181,368
Viatris, Inc.	51,482	621,903
Zoetis, Inc.	18,847	3,458,236
		74,764,187

Professional Services - 0.6%
Automatic Data Processing, Inc.	15,665	4,322,130
Broadridge Financial Solutions, Inc.	4,126	878,260
Dayforce, Inc. (b)	4,572	261,381
Equifax, Inc.	4,202	1,290,560
Jacobs Solutions, Inc.	4,242	640,033
Leidos Holdings, Inc.	4,405	698,237
Paychex, Inc.	11,773	1,544,618
Paycom Software, Inc.	682	111,016
Verisk Analytics, Inc.	4,504	1,228,781
		10,975,016

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (b)	11,682	1,345,065
CoStar Group, Inc. (b)	15,372	1,188,256
		2,533,321

Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices, Inc. (b)	69,404	10,310,658
Analog Devices, Inc.	21,824	5,125,148
Applied Materials, Inc.	36,498	7,199,596
Broadcom, Inc.	169,608	27,615,575
Enphase Energy, Inc. (b)	4,384	530,639
First Solar, Inc. (b)	3,976	904,023
Intel Corp.	185,460	4,087,538
KLA Corp.	4,378	3,587,465
Lam Research Corp.	4,316	3,543,479
Microchip Technology, Inc.	22,425	1,842,438
Micron Technology, Inc.	47,545	4,575,731
Monolithic Power Systems, Inc.	665	621,562
NVIDIA Corp.	964,659	115,151,345
NXP Semiconductors NV	11,030	2,827,651
ON Semiconductor Corp. (b)	18,403	1,433,042
Qorvo, Inc. (b)	974	112,877
QUALCOMM, Inc.	47,788	8,377,236
Skyworks Solutions, Inc.	4,572	501,045
Teradyne, Inc.	4,572	625,130
Texas Instruments, Inc.	37,483	8,034,106
		207,006,284

Software - 10.2%
Adobe, Inc. (b)	18,759	10,775,357
ANSYS, Inc. (b)	3,692	1,186,683
Autodesk, Inc. (b)	7,949	2,054,022
Cadence Design Systems, Inc. (b)	11,249	3,025,193
Crowdstrike Holdings, Inc. - Class A (b)	8,441	2,340,520
Fair Isaac Corp. (b)	344	595,213
Fortinet, Inc. (b)	26,247	2,013,407
Gen Digital, Inc.	22,761	602,256
Intuit, Inc.	11,372	7,167,317
Microsoft Corp.	291,716	121,686,412
Oracle Corp.	69,302	9,791,680
Palo Alto Networks, Inc. (b)	11,805	4,281,910
PTC, Inc. (b)	4,141	741,612
Roper Technologies, Inc.	3,971	2,201,562
Salesforce, Inc.	40,886	10,340,069
ServiceNow, Inc. (b)	7,827	6,692,085
Synopsys, Inc. (b)	4,572	2,375,520
Tyler Technologies, Inc. (b)	586	344,492
		188,215,310

Specialty Retail - 1.7%
AutoZone, Inc. (b)	245	779,463
Bath & Body Works, Inc.	8,124	249,894
Best Buy Co., Inc.	4,574	459,230
CarMax, Inc. (b)	4,573	386,647
Lowe's Companies, Inc.	22,949	5,702,827
O'Reilly Automotive, Inc. (b)	826	933,355
Ross Stores, Inc.	11,773	1,773,132
The Home Depot, Inc.	38,946	14,351,601
The TJX Companies, Inc.	48,246	5,657,808
Tractor Supply Co.	3,982	1,065,384
Ulta Beauty, Inc. (b)	686	242,048
		31,601,389

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	566,528	129,734,912
Hewlett Packard Enterprise Co.	55,080	1,066,900
HP, Inc.	36,942	1,336,561
NetApp, Inc.	7,879	951,153
Seagate Technology Holdings PLC	4,574	455,342
Super Micro Computer, Inc. (b)	991	433,761
Western Digital Corp. (b)	11,960	784,456
		134,763,085

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (b)	504	483,482
Lululemon Athletica, Inc. (b)	4,086	1,060,194
NIKE, Inc. - Class B	51,692	4,306,978
Ralph Lauren Corp. - Class A	3	514
Tapestry, Inc.	8,160	334,315
		6,185,483

Tobacco - 0.7%
Altria Group, Inc.	76,806	4,129,859
Philip Morris International, Inc.	66,333	8,178,195
		12,308,054

Trading Companies & Distributors - 0.2%
Fastenal Co.	22,876	1,561,973
United Rentals, Inc.	946	701,232
W.W. Grainger, Inc.	615	605,726
		2,868,931

Water Utilities - 0.0%(c)
American Water Works Co., Inc.	4,573	654,488

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	21,984	4,368,660
TOTAL COMMON STOCKS (Cost $1,584,036,299)		1,811,374,660

REAL ESTATE INVESTMENT TRUSTS - 2.1%(a)	Shares	Value
Alexandria Real Estate Equities, Inc.	4,572	546,674
American Tower Corp.	18,907	4,236,302
AvalonBay Communities, Inc.	4,459	1,006,530
BXP, Inc.	4,492	337,888
Camden Property Trust	974	121,945
Crown Castle, Inc.	18,456	2,067,441
Digital Realty Trust, Inc.	11,659	1,767,621
Equinix, Inc.	3,784	3,157,218
Equity Residential	14,746	1,104,181
Essex Property Trust, Inc.	894	269,800
Extra Space Storage, Inc.	7,913	1,400,601
Federal Realty Investment Trust	972	111,780
Healthpeak Properties, Inc.	22,524	501,835
Host Hotels & Resorts, Inc.	29,658	524,947
Invitation Homes, Inc.	22,897	843,526
Iron Mountain, Inc.	11,505	1,303,056
Kimco Realty Corp.	26,026	605,365
Mid-America Apartment Communities, Inc.	4,108	667,016
Prologis, Inc.	40,164	5,133,762
Public Storage	4,572	1,571,488
Realty Income Corp.	26,170	1,625,419
Regency Centers Corp.	4,572	332,339
SBA Communications Corp.	3,981	902,333
Simon Property Group, Inc.	11,772	1,970,044
UDR, Inc.	11,659	518,942
Ventas, Inc.	15,372	954,755
VICI Properties, Inc.	44,164	1,478,611
Welltower, Inc.	22,616	2,729,299
Weyerhaeuser Co.	30,003	914,791
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $33,951,019)		38,705,509

CONTINGENT VALUE RIGHTS - 0.0%(c)	Shares	Value
Abiomed, Inc.(b)(d)	2	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 5.18% (e)	5,160,786	5,160,786
TOTAL SHORT-TERM INVESTMENTS (Cost $5,160,786)		5,160,786

TOTAL INVESTMENTS - 100.7% (Cost $1,623,148,104)		$1,855,240,955
Liabilities in Excess of Other Assets - (0.7)%		(12,106,844)
TOTAL NET ASSETS - 100.0%		$1,843,134,111

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV – Naamloze Vennootschap

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of August 31, 2024 is $1,850,080,169.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

NEOS S&P 500® High Income ETF
Schedule of Written Options
August 31, 2024 (Unaudited)

WRITTEN OPTIONS - (1.0)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.0)%
S&P 500 Index			–
Expiration: 10/18/2024; Exercise Price: $5,710.00	$(782,303,400)	(1,385)	$(10,989,975)
Expiration: 10/18/2024; Exercise Price: $5,770.00	(782,303,400)	(1,385)	(7,008,100)
Total Call Options			(17,998,075)
TOTAL WRITTEN OPTIONS (Premiums received $17,971,214)			$(17,998,075)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

NEOS ETF Trust
NEOS S&P 500® High Income ETF
Notes to Quarterly Schedule of Investments
August 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$1,811,374,660	$–	$–		$1,811,374,660
Real Estate Investment Trusts	38,705,509	–	–		38,705,509
Contingent Value Rights	–	–	–	(a)	– (a)
Money Market Funds	5,160,786	–	–		5,160,786
Total Assets	$1,855,240,955	$–	$–	(a)	$1,855,240,955

Liabilities:
Written Options(b)	$–	$(17,998,075)	$–		$(17,998,075)
Total Liabilities	$–	$(17,998,075)	$–		$(17,998,075)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.
(b)
The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material for the Fund; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended August 31, 2024.

Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of August 31, 2024 for the Fund are as follows:

Description	Fair Value as of 8/31/2024		Valuation Technique	Unobservable Input	Input Values (Ranges)
Contingent Value Right*	$0	**	Projected Final Distribution	Discount of Projected Distribution	$35.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

**	Represents amount of $0.50.